Loans, financing, debentures and derivative financial instruments	12 Months Ended
Dec. 31, 2024
Loans, financing, debentures and derivative financial instruments
Loans, financing, debentures and derivative financial instruments
15. Loans, financing, debentures and derivative financial instruments

Accounting policy

Financial liabilities are initially recognized at fair value, net of transaction costs incurred, and are subsequently measured at amortized cost or at fair value through profit or loss and updated using the effective interest rate and including charges. The financial liabilities at fair value through profit or loss refer to derivative financial instruments and financial liabilities designated as hedged items in a fair value hedge relationship upon initial recognition (see Note 25.g.1). Any difference between the proceeds (net of transaction costs) and the total amount payable is recognized in the statement of income over the period of the borrowings using the effective interest rate method. Fees paid on the contracting of loans are recognized as transaction costs and amortized taking into account the term of the loan, using the effective interest rate method.

a. Breakdown

					Consolidated
Description	Index/Currency	Weighted average financial charges 2024 (p.a.)	Weighted average hedging instruments	Maturity	12/31/2024	12/31/2023
Foreign currency:
Notes in the foreign market	USD	5.25%	139.0% of DI**	2026 to 2029	4,710,980	3,694,339
Foreign loan	JPY	1.31%	109.4% of DI	2025	501,524	439,852
Foreign loan	EUR	4.39%	109.2% of DI	2025	778,147	126,171
Foreign loan	USD	4.57%	105.9% of DI	2025	691,006	1,018,429
Total in foreign currency					6,681,657	5,278,791

Brazilian Reais:
Debentures – CRA	IPCA	5.30%	103.1% of DI	2025 to 2032	2,456,111	3,434,287
CCB	CDI	107.0%	n/a	2025 to 2026	1,464,624	552,407
Debentures - Ultragaz	CDI +	0.74%	n/a	2027 to 2029	731,667	‐
Debentures – Ultracargo	IPCA	4.11%	111.4% of DI	2028	534,706	556,677
Debentures – CRA	Fixed rate	11.17%	104.3% of DI	2027	477,827	539,914
CDCA	CDI	0.92%	n/a	2027	534,374	‐
Debentures – CRA	CDI	0.70%	n/a	2027	490,971	488,269
CDCA	CDI	108.7%	n/a	2025 to 2027	293,374	201,848
Constitutional Fund	IPCA	2.93%	69.5% of DI	2028 to 2041	114,472	‐
Debentures – Ultracargo	IPCA	6.28%	n/a	2032 to 2034	80,048	‐
FINEP	TJLP	1.00%	n/a	2025 to 2026	679	1,264
Debentures – Ultracargo	R$	6.47%	99.9% of DI	2024	‐	87,826
Total in Brazilian Reais					7,178,853	5,862,492
Total in foreign currency and Brazilian Reais					13,860,510	11,141,283
Derivative financial instruments (*)					441,600	626,734
Total					14,302,110	11,768,017
Current					3,552,760	1,993,254
1 to 2 years					3,261,425	1,879,412
2 to 3 years					1,611,526	2,243,967
3 to 4 years					2,062,967	1,023,820
4 to 5 years					2,437,398	1,691,595
More than 5 years					1,376,034	2,935,969
Non-current					10,749,350	9,774,763

(*)	Accumulated losses (see Note 25.f).
(**)	Considers a protection instrument for a notional amount of US$ 300 million. Does not include the result of financial investments in dollars used as a natural hedge to the amount without protection instrument.

The changes in loans, financing, debentures and derivative financial instruments are shown below:

Balance as of December 31, 2021	16,377,643
New loans	1,519,580
Interest accrued	945,023
Principal payment	(5,848,611)
Interest payment	(914,979)
Monetary variantions and foreign variations	(587,064)
Change in fair value	(68,366)
Hedge result	327,135
Balance as of December 31, 2022	11,750,361
New loans	2,903,031
Interest accrued	761,052
Principal payment	(3,149,525)
Interest payment	(742,724)
Monetary variations and foreign exchange variations	(319,488)
Change in fair value	351,560
Hedge result	102,422
Balance of acquired company (see Note 27)	111,328
Balance as of December 31, 2023	11,768,017
New loans	4,179,974
Interest accrued	846,329
Principal payment	(2,718,953)
Interest payment	(798,653)
Monetary variations and foreign exchange variations	1,675,583
Change in fair value	(465,053)
Hedge result	(185,134)
Balance as of December 31, 2024	14,302,110

The transaction costs associated with debt issuance were deducted from the balance of the related liability and recognized in profit or loss according to the effective interest rate method. As of December 31, 2024, the amount recognized in profit or loss was R$ 18,928 (R$ 19,626 as of December 31, 2023 and R$ 30,420 as of December 31,2022). The balance to be recognized in the next years is R$ 69,914 (R$ 84,516 as of December 31, 2023).

b. Guarantees

As of December 31, 2024, there was R$ 114,472 in financing that had real guarantees. There was also R$ 13,586,936 (R$ 10,966,890 as of December 31, 2023) in financing without real guarantees with sureties or promissory notes.

The Company and its subsidiaries offer collateral in the form of letters of guarantee for commercial and legal proceedings in the amount of R$ 97,947 as of December 31, 2024 (R$ 103,600 as of December 31, 2023).

Subsidiary Ipiranga issues collateral to financial institutions in connection with the amounts payable by some of its customers to such institutions, with maximum future settlements related to these guarantees in the amount of R$ 219,700 (R$ 397,152 as of December 31, 2023). If subsidiary Ipiranga is required to make any payment under these collateral arrangements, this subsidiary may recover the amount paid directly from its customers through commercial collection. Until December 31, 2024, subsidiary Ipiranga did not have losses in connection with these collateral arrangements.

c. Relevant operations contracted in the year

The main operations contracted in the year are shown below:

Description	Index/ Currency	Financial charges	Hedging instruments	Issuance date	Maturity	Principal	Principal in R$	Remuneration payment	Nominal amount payment	Company
CDCA	%DI	108.00%	N/A	Jan/24	Jan/25	R$ 80,000	R$ 80,000	Quarterly	At final maturity	Ipiranga
4131	EUR	4.33%	111.9% of DI	Jan/24	Jan/25	EUR 23,500	R$ 126,195	Semiannually	At final maturity	Iconic
CCB	%DI	108.37%	N/A	Mar/24	Mar/25	R$ 500,000	R$ 500,000	Annually	At final maturity	Ipiranga
4131	EUR	4.43%	108.5% of DI	Mar/24	Mar/25	EUR 46,040	R$ 247,099	At final maturity	At final maturity	Ipiranga
4131	JPY	1.32%	108.9% of DI	Mar/24	Aug/24	JPY 3,760,000	R$ 123,742	At final maturity	At final maturity	Ultracargo Logística
4131	EUR	4.38%	108.5% of DI	Mar/24	Mar/25	EUR 45,977	R$ 246,897	At final maturity	At final maturity	Ultracargo Logística
CCB	%DI	108.37%	N/A	Apr/24	Apr/26	R$ 500,000	R$ 500,000	Annually	At final maturity	Ipiranga
4131	USD	6.11%	112.4% of DI	Apr/24	Apr/25	USD 9,728	R$ 48,601	Semiannually	At final maturity	Iconic
CDCA	DI +	0.92%	N/A	May/24	Apr/27	R$ 500,000	R$ 500,000	Annually	At final maturity	Ipiranga
4131	JPY	1.44%	108.1% of DI	May/24	Oct/24	JPY 7,530,077	R$ 258,500	At final maturity	At final maturity	Ultracargo Logística
CDCA	%DI	109.00%	N/A	Jun/24	Apr/27	R$ 200,000	R$ 200,000	Quarterly	2026 and 2027	Ipiranga
Debentures	CDI	0.65%	N/A	Jul/24	Jul/27	R$ 455,000	R$ 455,000	Semiannually	At final maturity	Cia Ultragaz
Debentures	CDI	0.90%	N/A	Jul/24	Jul/29	R$ 245,000	R$ 245,000	Semiannually	At final maturity	Cia Ultragaz
Debentures	IPCA	6.28%	N/A	Aug/24	Jun/34	R$ 80,000	R$ 80,000	Semiannually	At final maturity	Ultracargo Logística
4131	SOFR	1.29%	112.5% of DI	Sept/24	Sept/25	USD 4,535	R$ 25,000	Quarterly	At final maturity	Serra Diesel
CCB	%DI	103.00%	N/A	Nov/24	Nov/25	R$ 370,000	R$ 370,000	At final maturity	At final maturity	Iconic
FNE	IPCA	2.93%	69.5% of DI	Dec/24	Nov/41	R$ 151,464	R$ 151,464	Monthly with grace period	2028 to 2041	Ultracargo Logística

d. Debentures

Refers to funds raised by Company and its subsidiaries used, substantially, on the ordinary course of its business.

Issuance date	Nature	Company	Issuing company	Issuance	Series	Maturity	Principal	Original remuneration	Hedge instrument/swap	Remuneration payment	Nominal amount payment
Apr/17	CRA	Ipiranga Prod. De Petróleo S.A.	Eco Consult - Consultoria de Oper. Financ. Agropecuárias Ltda.	5th	2nd	Apr/24	352,361	IPCA + 4.68%	93.9% of DI	Annually	At maturity
Oct/17	CRA	Ipiranga Prod. De Petróleo S.A.	Vert Companhia Securitizadora	7th	2nd	Oct/24	213,693	IPCA + 4.34%	97.3% of DI	Annually	At final maturity
Dec/18	CRA	Ipiranga Prod. De Petróleo S.A.	Vert Companhia Securitizadora	8th	2nd	Dec/25	240,000	IPCA + 4.61%	97.1% of DI	Annually	At final maturity
Nov/19	Debentures	Ultracargo Logistica S.A.	-	1st	Single	Nov/24	90,000	6.47%	99.94% of DI	Semiannually	At final maturity
Mar/21	Debentures	Ultracargo Soluções Logísticas S.A.	-	1st	Single	Mar/28	360,000	IPCA + 4.04%	111.4% of DI	Semiannually	At final maturity
Mar/21	Debentures	Ultracargo Logistica S.A.	-	2nd	Single	Mar/28	100,000	IPCA + 4.37%	111.4% of DI	Semiannually	At final maturity
Sept/21	CRA	Ipiranga Prod. De Petróleo S.A.	Vert Companhia Securitizadora	10th	Single	Sept/28	960,000	IPCA + 4.8287%	102.75% of DI	Semiannually	At final maturity
Jun/22	CRA	Ipiranga Prod. De Petróleo S.A.	Vert Companhia Securitizadora	11th	Single	Jun/32	1,000,000	IPCA + 6.0053%	104.8% of DI	Semiannually	Annual from the 8th year
Jun/23	CRA	Ipiranga Prod. De Petróleo S.A.	Vert Companhia Securitizadora	12th	1st	Jun/27	325,791	11.17% p.a.	105.1% of DI	Quarterly	At final maturity
Jun/23	CRA	Ipiranga Prod. De Petróleo S.A.	Vert Companhia Securitizadora	12th	2nd	Jun/27	292,209	DI + 0.70% p.a.	-	Quarterly	At final maturity
Jul/23	CRA	Ipiranga Prod. De Petróleo S.A.	Vert Companhia Securitizadora	13th	1st	Jul/27	200,000	11.17% p.a.	102.9% of DI	Quarterly	At final maturity
Jul/23	CRA	Ipiranga Prod. De Petróleo S.A.	Vert Companhia Securitizadora	13th	2nd	Jul/27	200,000	DI + 0.70% p.a.	-	Quarterly	At final maturity
Jul/24	Debentures	Companhia Ultragaz S.A.	-	2nd	1st	Jul/27	455,000	DI + 0.65% p.a.	-	Semiannually	At final maturity
Jul/24	Debentures	Companhia Ultragaz S.A.	-	2nd	2nd	Jul/29	245,000	DI + 0.90% p.a.	-	Semiannually	At final maturity
Aug/24	Debentures	Ultracargo Logistica S.A.	-	3rd	Single	Jul/34	80,000	IPCA + 6.28%	-	Semiannually	At final maturity

The Company and its subsidiaries contracted hedging instruments for variations of the respective indexes. The hedging instruments were designated as fair value hedges, therefore, debentures and hedging instruments are both presented at fair value from inception, with changes in fair value recognized in profit or loss. The debentures, loans and financing do not have financial covenants.